Wilson Sonsini Goodrich & Rosati
PROFESSIONAL CORPORATION

October 4, 2005

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington DC 20549

Re:	Registration Statement on Form S-1 for NightHawk Radiology Holdings, Inc.

Ladies and Gentlemen:

Transmitted herewith is the Registration Statement on Form S-1 (the “Registration Statement”), together with certain exhibits thereto, filed pursuant to the Securities Act of 1933, as amended (the “Act”), by NightHawk Radiology Holdings, Inc., a Delaware corporation (“NightHawk”). The Registration Statement registers shares of NightHawk’s Common Stock to be offered in an initial public offering. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by NightHawk for five years. Please be advised that the $10,151.63 registration fee for the Registration Statement was previously transferred to the Commission’s account by federal wire transfer as required pursuant to Rule 13(c) of Regulation S-T.

We respectfully request that you provide us with a letter of comments (if any) regarding the Registration Statement at your earliest convenience.

Pursuant to Rule 461(a) of the Act, NightHawk hereby notifies you that it intends to request acceleration of effectiveness of the Form S-1 orally and that NightHawk and the underwriters are aware of their obligations pursuant to the Act.

Please note that, concurrently with this filing, NightHawk has submitted a request for confidential treatment pursuant to Rule 406 relating to an exhibit to the Registration Statement.

If you should have any questions regarding the above or the Registration Statement, please do not hesitate to call the undersigned, Mark J. Handfelt or Mark A. Callon of this office at (206) 883-2500. We look forward to hearing from you soon.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI,

Professional Corporation

/s/    PATRICK J. SCHULTHEIS

Patrick J. Schultheis, Esq.

cc:	Paul E. Berger, M.D.

Paul E. Cartee, Esq.

NightHawk Radiology Holdings, Inc.

Mark J. Handfelt, Esq.

Mark A. Callon, Esq.

Wilson Sonsini Goodrich & Rosati, Professional Corporation

Bruce K. Dallas

Davis Polk & Wardwell

701 Fifth Avenue, Suite 5100, Seattle, WA 98104-7036    •    206.883.2500 Tel    •    206.883.2699 Fax    •    www.wsgr.com

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